Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

12       Intangible assets, net

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2019	3,837,668	56,501	20,648	3,914,817
Concession rights due to concession extension	4,359	—	—	4,359
Acquisitions	354,296	—	960	355,256
Impairment	(42,801)	—	—	(42,801)
Disposals	(30)	—	—	(30)
Transfer to property plant and equipment	(36)	—	9	(27)
Transfer from property plant and equipment	1,766	—	—	1,766
Translation differences and inflation adjustment	(97,791)	(995)	(291)	(99,077)
Balances at December 31, 2019	4,057,431	55,506	21,326	4,134,263
Balances at January 1, 2018	3,312,006	57,049	14,867	3,383,922
Adjustment on initial application of IAS 29	896,205	—	—	896,205
Adjusted balances at January 1, 2018	4,208,211	57,049	14,867	4,280,127
Acquisitions	207,217	—	1,176	208,393
Disposals	(3,167)	—	—	(3,167)
Transfer to property plant and equipment	(48)	—	(73)	(121)
Translation differences and inflation adjustment	(570,360)	(548)	(800)	(571,708)
Balances at December 31, 2018	3,841,853	56,501	15,170	3,913,524
Depreciation
Accumulated at January 1, 2019	964,466	—	16,809	981,275
Amortization of the year	167,470	—	1,446	168,916
Disposals	(24)	—	—	(24)
Transfer from property plant and equipment	624	—	—	624
Translation differences and inflation adjustment	(18,446)	—	(203)	(18,649)
Accumulated at December 31, 2019	1,114,090	—	18,052	1,132,142
Accumulated at January 1, 2018	553,767	313	11,488	565,568
Adjustment on initial application of IAS 29	310,282	—	—	310,282
Adjusted balances at January 1, 2018	864,049	313	11,488	875,850
Amortization of the year	165,048	—	1,277	166,325
Translation differences and inflation adjustment	(61,188)	(313)	(692)	(62,193)
Accumulated at December 31, 2018	967,909	—	12,073	979,982
Net balances at December 31, 2019	2,943,341	55,506	3,274	3,002,121
Net balances at December 31, 2018	2,873,944	56,501	3,097	2,933,542

During 2019, the Company identified impairment indicators of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) intangible assets in Brazil operation segment. The passenger curve of the concession notice has a significantly higher projection for the elapsed period, which indicates a reduction in the expectation of future economic benefits. Therefore, the company performed an impairment test based on cash flow projections covering the remaining concession period of 21 years (value in use), based on key assumptions estimated with historical information and management judgment. The key assumptions were: number of passengers, fees, future operating expenses and discount rate.

The carrying value of the assets impaired was as follows:

	Net assets before		Net assets after
	impairment	Impairment	impairment
ICASGA	114,719	(42,801)	71,918

The discount rate used was the weighted average cost of capital (WACC) which is considered to be a good indicator of capital cost. WACC was determined considering risk of investing in equity, in airport sector and country. The nominal discount rate used was 8.72%, calculated from a Rolling WACC method considering the effects of debt over the capital and re-leverage of Beta.

As the calculation of the impairment applied to the intangible assets has as one of its main variables the discount rate, the company carried out a sensitivity analysis showing the impact that it would have on the result if different rates were used. The result of this analysis is shown in the table below:

As of December 31, 2019:

	Estimated rate	Nominal Rate	Estimated rate
	(Minus 1,0%)	(8,72%)	(Plus 1,0%)
Impairment value	34,617	42,801	49,918
Effect	(8,184)		7,117

The number of passengers was the other main assumption for the calculation of the impairment test. In the current impairment test, it was assumed a compound annual growth rate of 4,56%. The result of this sensitivity analysis is shown in the table below:

	Estimated rate	Passenger's CAGR	Estimated Rate
	(Minus 1,0%)	(4,56%)	(Plus 1,0%)
Impairment value	51,393	42,801	32,365
Effect	8,592		(10,436)

The Company additionally tested the value of the goodwill for impairment, resulting in no impairment charges to be recognized.

Furthermore, considering the Argentine economic situation as mentioned in Note 3.A(vi), the Company decided to assess the recoverability of its investments in Argentina, resulting in no impairment charges to be recognized.

No other of the Company's CGUs, including long-lived assets with finite useful lives, were tested for impairment as no impairment indicators were identified.